Goodwill and Intangible Assets - Schedule of Intangible Asset Balances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 1,006,270	$ 1,002,733
Accumulated amortization	(562,754)	(444,960)
Definite-lived intangible assets, net	443,516	557,773
Indefinite-lived intangible assets	31,876	622
Total intangible assets, gross	1,038,146	1,003,355
Total intangible assets, net	$ 475,392	558,395
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	10 years
Spectrum licenses
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 31,253	0
IP addresses
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	564	564
Domain names
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	59	58
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	965,179	962,842
Accumulated amortization	(539,910)	(430,803)
Definite-lived intangible assets, net	$ 425,269	532,039
Estimated useful lives of intangible asset	10 years
2GIG 2.0 technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 17,000	17,000
Accumulated amortization	(10,479)	(7,064)
Definite-lived intangible assets, net	$ 6,521	9,936
Estimated useful lives of intangible asset	8 years
Other technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 7,067	7,067
Accumulated amortization	(4,984)	(3,438)
Definite-lived intangible assets, net	$ 2,083	3,629
Other technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	5 years
Other technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	7 years
Space Monkey technology
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 7,100	7,100
Accumulated amortization	(2,268)	(761)
Definite-lived intangible assets, net	$ 4,832	6,339
Estimated useful lives of intangible asset	6 years
Patents
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 8,724	7,524
Accumulated amortization	(3,913)	(2,094)
Definite-lived intangible assets, net	$ 4,811	5,430
Estimated useful lives of intangible asset	5 years
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, gross	$ 1,200	1,200
Accumulated amortization	(1,200)	(800)
Definite-lived intangible assets, net	$ 0	$ 400
Non-compete agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	2 years
Non-compete agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible asset	3 years